QUARTERLY INFORMATION	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 21 QUARTERLY INFORMATION (Unaudited)

The following quarterly information (in thousands, except per share data) is provided for the three-month periods ending as follows:

2014	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,504	$3,569	$3,715	$3,693
Total interest expense	224	215	215	228
Net interest income	$3,280	$3,354	$3,500	$3,465
Provision for loan losses	151	110	26	22
Net income	$759	$865	$859	$813

Basic earnings per common share	0.64	0.73	0.72	0.69
Diluted earnings per common share	0.63	0.72	0.71	0.67

2013	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,357	$3,516	$3,560	$3,612
Total interest expense	339	307	281	249
Net interest income	$3,018	$3,209	$3,279	$3,363
Provision for loan losses	22	129	138	242
Net income	$685	$773	$792	$805

Basic earnings per common share	0.59	0.66	0.67	0.68
Diluted earnings per common share	0.58	0.65	0.66	0.68

SHAREHOLDER INFORMATION

While there is no established public trading market for our common stock, our shares are currently quoted in the inter-dealer quotation or “over-the-counter,” marketplace under the trading symbol “CMOH.” Over-the-counter securities are generally considered to be any equity securities not otherwise listed on a national exchange, such as NASDAQ, NYSE or Amex. The principal over-the-counter market is operated by OTC Markets Group, Inc. (formerly Pink OTC Markets Inc.), which provides quotes for the Company on its middle tier, the OTCQB. All OTCQB companies are reporting with the SEC or a U.S. banking regulator, but there are no financial or qualitative standards to be in this tier. Current quotations, historical data and reports are available on-line at FINANCE.YAHOO.COM by searching for CMOH, with values provided by Commodity Systems, Inc. (CSI).

	Dividends
2014	Declared	Low Bid	High Bid
Three months ended March 31	$0.165	$22.30	$25.38
Three months ended June 30	0.165	23.75	24.59
Three months ended September 30	0.190	24.25	29.00
Three months ended December 31	0.190	26.75	29.00

	Dividends
2013	Declared	Low Bid	High Bid
Three months ended March 31	$0.140	$18.90	$21.88
Three months ended June 30	0.140	20.00	21.98
Three months ended September 30	0.165	20.55	22.88
Three months ended December 31	0.165	20.33	22.68

Management does not have knowledge of the prices paid in all transactions and has not verified the accuracy of those reported prices. Because of the lack of an established market for the Corporation’s stock, these prices may not reflect the prices at which the stock would trade in an active market.

The Corporation has 1,193,078 outstanding shares of common stock held by approximately 1,452 shareholders as of December 31, 2014. The Corporation paid cash dividends in March, June, September and December totaling $0.710 per share in 2014 and $0.610 per share in 2013.

For a discussion of certain regulatory restrictions limiting the payment of dividends, please see Note 16 to the audited financial statements provided herewith.